Supplement dated November 22, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus,
and Prospectus dated May 1, 2024, for Protective Strategic Objectives II VUL
Policies issued by Protective Life Insurance Company
Protective Variable Life Separate Account

This Supplement amends certain information in your variable universal life policy prospectus, initial summary prospectus, and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference.

Effective November 15, 2024, Funds available under your Policy changed their names as follows:

CURRENT FUND NAME	NEW FUND NAME
DFA VA International Small Portfolio	Dimensional VA International Small Portfolio
DFA VA International Value Portfolio	Dimensional VA International Value Portfolio
DFA VA U.S. Large Value Portfolio	Dimensional VA U.S. Large Value Portfolio
DFA VIT Inflation-Protected Securities Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio

All references to the funds in your Policy Prospectuses are hereby replaced with the new fund name.

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If you have any questions regarding this Supplement please contact your investment professional or us by calling toll free at 1-800-265-1545. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please keep this Supplement for future reference.